Accounts Receivable, Net (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Accounts Receivable, Net [Abstract]
Reversal of credit loss	$ 155,467	$ 134,846
Credit los	108,775	$ 136,228	$ 1,258,039
Accounts receivable, outstanding balance collected	$ 1,233,131